SUPPLEMENTAL CASH FLOW DISCLOSURE (Changes in non-cash working capital balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Cash flow statement [Abstract]
Trade accounts receivable	$ (134,372)	$ (161,893)
Income taxes	27,588	(4,841)
Inventories	(20,823)	143,215
Prepaid expenses, deposits and other current assets	(11,435)	(1,956)
Accounts payable and accrued liabilities	73,121	(58,993)
Other adjustments to reconcile profit (loss)	$ (65,921)	$ (84,468)